UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS

DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2018

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
Bosch Ltd.	39	$10,645
Cheng Shin Rubber Industry Co., Ltd.	8,000	12,361
Hyundai Mobis Co., Ltd.	70	14,267
Motherson Sumi Systems Ltd.	1,741	8,176

Total Auto Components		45,449

Automobiles - 2.7%
Astra International Tbk PT	428,600	212,517
Bajaj Auto Ltd.	229	9,015
Brilliance China Automotive Holdings Ltd.	8,000	10,437
BYD Co., Ltd., Class H Shares	1,500	8,485
Dongfeng Motor Group Co., Ltd., Class H Shares	8,000	8,021
Eicher Motors Ltd.	61	24,724
Geely Automobile Holdings Ltd.	10,000	22,805
Guangzhou Automobile Group Co., Ltd., Class H Shares	8,400	7,877
Hero MotoCorp Ltd.	153	7,349
Hyundai Motor Co.	247	28,594
Kia Motors Corp.	297	8,416
Mahindra & Mahindra Ltd.	1,710	23,335
Maruti Suzuki India Ltd.	230	31,927
Tata Motors Ltd.	3,207	12,349	*

Total Automobiles		415,851

Diversified Consumer Services - 0.4%
Kroton Educacional SA	7,486	22,338
New Oriental Education & Technology Group Inc., ADR	300	25,812
TAL Education Group, ADR	606	19,386	*

Total Diversified Consumer Services		67,536

Hotels, Restaurants & Leisure - 1.7%
Genting Bhd	21,700	46,710
Genting Malaysia Bhd	30,600	38,090
Huazhu Group Ltd., ADR	309	12,363
Minor International PCL	69,800	79,724	(a)
OPAP SA	4,778	53,329
Yum China Holdings Inc.	804	29,008

Total Hotels, Restaurants & Leisure		259,224

Household Durables - 0.2%
Haier Electronics Group Co., Ltd.	4,000	11,670	*
LG Electronics Inc.	207	13,842

Total Household Durables		25,512

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 0.6%
Ctrip.com International Ltd., ADR	800	$32,920	*
JD.com Inc., ADR	1,400	50,204	*
Vipshop Holdings Ltd., ADR	1,000	9,650	*

Total Internet & Direct Marketing Retail		92,774

Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	2,000	8,558

Media - 1.5%
Cyfrowy Polsat SA	3,193	20,758	*
Grupo Televisa SAB	18,663	74,261
Naspers Ltd., Class N Shares	412	101,439
Surya Citra Media Tbk PT	134,400	19,107
Zee Entertainment Enterprises Ltd.	1,069	8,216

Total Media		223,781

Multiline Retail - 1.5%
El Puerto de Liverpool SAB de CV, Class C1 Shares	2,086	15,552
Lojas Renner SA	3,655	29,896
Magazine Luiza SA	400	14,014
Matahari Department Store Tbk PT	47,500	26,435
Robinson PCL	12,800	24,334	(a)
S.A.C.I. Falabella	13,332	124,152

Total Multiline Retail		234,383

Specialty Retail - 0.8%
FF Group	894	5,018	*(a)
Home Product Center PCL	123,400	54,523	(a)
Hotai Motor Co., Ltd.	1,000	8,689
JUMBO SA	2,229	35,709
Petrobras Distribuidora SA	2,200	11,500

Total Specialty Retail		115,439

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd.	3,000	15,288
CCC SA	325	20,008
Eclat Textile Co., Ltd	1,020	11,745
Feng TAY Enterprise Co., Ltd.	2,120	12,188
LPP SA	17	41,748
Pou Chen Corp.	10,000	10,992
Shenzhou International Group Holdings Ltd.	2,000	24,525
Titan Co., Ltd.	615	8,181

Total Textiles, Apparel & Luxury Goods		144,675

TOTAL CONSUMER DISCRETIONARY		1,633,182

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 11.4%
Beverages - 1.5%
Ambev SA	8,811	$45,425
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	17,891
China Resource Beer Holdings Co., Ltd.	12,000	53,968
Cia Cervecerias Unidas SA	2,722	37,005
Coca-Cola Icecek AS	1,523	9,177
Fomento Economico Mexicano SAB de CV	3,560	34,972
Tsingtao Brewery Co., Ltd., Class H Shares	4,000	21,379
United Spirits Ltd.	885	7,575	*

Total Beverages		227,392

Food & Staples Retailing - 3.6%
Berli Jucker PCL	9,200	15,762	(a)
Bid Corp. Ltd.	1,490	29,819
BIM Birlesik Magazalar AS	4,486	64,483
Cencosud SA	24,412	66,949
Clicks Group Ltd.	1,220	17,906
CP ALL PCL	3,300	7,439	(a)
CP ALL PCL	34,200	77,097
E-MART Inc.	61	11,915
Magnit PJSC, Registered Shares, GDR	3,103	50,951
Pick n Pay Stores Ltd.	2,505	14,171
President Chain Store Corp.	4,000	43,967
Raia Drogasil SA	500	9,882	*
Shoprite Holdings Ltd.	1,906	31,509
SPAR Group Ltd.	945	13,749
Sun Art Retail Group Ltd.	20,000	25,481
Wal-Mart de Mexico SAB de CV	9,780	28,551
X5 Retail Group NV, Registered Shares, GDR	1,073	28,756

Total Food & Staples Retailing		538,387

Food Products - 3.6%
Charoen Pokphand Foods PCL	19,400	15,890
Charoen Pokphand Foods PCL	3,300	2,703	(a)
Charoen Pokphand Indonesia Tbk PT	146,200	45,827
China Huishan Dairy Holdings Co., Ltd.	25,000	0	*(a)(b)(c)
China Mengniu Dairy Co., Ltd.	22,000	68,110	*
CJ CheilJedang Corp.	32	9,669
Dali Foods Group Co., Ltd.	20,000	16,766
Gruma SAB de CV, Class B Shares	713	9,216
Grupo Bimbo SAB de CV, Class A Shares	4,822	10,328
Indofood CBP Sukses Makmur Tbk PT	42,700	25,836

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Food Products - (continued)
Indofood Sukses Makmur Tbk PT	74,600	$32,851
IOI Corp. Bhd	12,600	14,320
Kuala Lumpur Kepong Bhd	2,500	15,228
Nestle India Ltd.	78	11,976
Nestle Malaysia Bhd	200	7,262
PPB Group Bhd	3,240	13,151
Sime Darby Plantation Bhd	15,000	19,373
Standard Foods Corp.	4,388	8,485
Thai Union Group PCL	14,200	7,000
Thai Union Group PCL	14,100	6,950	(a)
Tiger Brands Ltd.	599	15,922
Tingyi Cayman Islands Holding Corp.	16,000	36,978
Ulker Biskuvi Sanayi AS	3,074	10,909	*
Uni-President China Holdings Ltd.	14,000	16,178
Uni-President Enterprises Corp.	36,000	95,015
Want Want China Holdings Ltd.	44,000	36,381

Total Food Products		552,324

Household Products - 0.9%
Hindustan Unilever Ltd.	1,954	49,334
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,023	9,250
Unilever Indonesia Tbk PT	27,000	80,981

Total Household Products		139,565

Personal Products - 0.8%
Amorepacific Corp.	39	9,326
Dabur India Ltd.	1,738	10,682
Godrej Consumer Products Ltd.	872	16,743
Hengan International Group Co., Ltd.	6,000	53,395
LG Household & Health Care Ltd.	12	12,980
Marico Ltd.	3,195	16,961

Total Personal Products		120,087

Tobacco - 1.0%
British American Tabacco Malaysia Bhd	900	7,590
Gudang Garam Tbk PT	8,400	43,777
Hanjaya Mandala Sampoerna Tbk PT	160,400	42,714
ITC Ltd.	10,017	43,479
KT&G Corp.	190	18,768

Total Tobacco		156,328

TOTAL CONSUMER STAPLES		1,734,083

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
ENERGY - 9.2%
Energy Equipment & Services - 0.5%
China Oilfield Services Ltd., Class H Shares	12,000	$11,008
Dialog Group Bhd	79,400	64,848

Total Energy Equipment & Services		75,856

Oil, Gas & Consumable Fuels - 8.7%
Adaro Energy Tbk PT	351,100	46,383
Bharat Petroleum Corp. Ltd.	1,636	9,297
China Petroleum & Chemical Corp., Class H Shares	96,000	92,587
China Shenhua Energy Co., Ltd., Class H Shares	14,000	31,571
CNOOC Ltd.	64,000	106,978
Coal India Ltd.	2,841	10,815
Ecopetrol SA	84,217	89,884
Empresas COPEC SA	7,595	122,033
Formosa Petrochemical Corp.	22,000	86,594
Gazprom PJSC	9,719	22,369
Grupa Lotos SA	1,027	18,322
GS Holdings Corp.	156	7,503
Hindustan Petroleum Corp. Ltd.	1,816	7,541
Kunlun Energy Co., Ltd.	12,000	10,366
LUKOIL PJSC	404	28,787
Novatek PJSC, Registered Shares, GDR	86	13,683
Oil & Natural Gas Corp. Ltd.	5,756	13,906
PetroChina Co., Ltd., Class H Shares	68,000	51,894
Petroleo Brasileiro SA	5,873	34,362	*
Petronas Dagangan Bhd	4,200	27,876
Polski Koncern Naftowy ORLEN SA	2,744	69,555
Polskie Gornictwo Naftowe i Gazownictwo SA, Class I Shares	18,291	27,626	*
PTT Exploration & Production PCL	2,700	11,240	(a)
PTT PCL	30,000	46,213	(a)
Reliance Industries Ltd.	6,634	114,716
Rosneft Oil Co. PJSC	2,240	15,023
SK Innovation Co., Ltd.	241	42,764
S-Oil Corp.	109	11,449
Tatneft PJSC	1,505	17,379
Thai Oil PCL	4,600	11,095	(a)
Ultrapar Participacoes SA	1,284	14,081
United Tractor Tbk PT	40,700	99,492
Yanzhou Coal Mining Co., Ltd., Class H Shares	10,000	12,435

Total Oil, Gas & Consumable Fuels		1,325,819

TOTAL ENERGY		1,401,675

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 14.7%
Banks - 12.1%
Absa Group Ltd.	1,300	$16,970
Agricultural Bank of China Ltd., Class H Shares	22,000	10,651
Akbank TAS	20,968	30,778
Axis Bank Ltd.	1,752	14,060	*
Banco de Chile	214,303	33,499
Banco de Credito e Inversiones SA	408	28,271
Banco Santander Chile	587,888	48,294
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand, Class B Shares	10,184	17,174
Bancolombia SA	1,498	17,341
Bangkok Bank PCL, Registered Shares	2,190	13,692
Bank Central Asia Tbk PT	64,000	103,301
Bank Danamon Indonesia Tbk PT	31,100	14,181
Bank Mandiri Persero Tbk PT	122,200	56,354
Bank Negara Indonesia Persero Tbk	48,600	24,940
Bank of China Ltd., Class H Shares	83,000	38,914
Bank of the Philippine Islands	9,590	17,697
Bank Polska Kasa Opieki SA	765	23,412
Bank Rakyat Indonesia Persero Tbk PT	353,100	75,175
Bank Zachodni WBK SA	153	15,356
BDO Unibank Inc.	18,580	46,183
China Construction Bank Corp., Class H Shares	91,000	82,432
China Merchants Bank Co., Ltd., Class H Shares	4,000	15,620
CIMB Group Holdings Bhd	10,600	15,229
Commercial International Bank Egypt, SAE	20,908	98,257
Creditcorp Ltd.	384	87,848
CTBC Financial Holding Co., Ltd.	23,880	16,186
Grupo Financiero Banorte SAB de CV, Class O Shares	12,179	84,950
Grupo Financiero Inbursa SAB de CV, Class O Shares	11,088	18,294
Hana Financial Group Inc.	196	7,867
ICICI Bank Ltd.	2,849	12,638
Industrial and Commercial Bank of China Ltd., Class H Shares	52,000	38,491
Itau CorpBanca	954,277	10,085
Kasikornbank PCL	5,200	33,916
Kasikornbank PCL	9,200	62,218
KB Financial Group Inc.	233	11,164
Komercni Banka AS	1,240	53,834
Krung Thai Bank PCL	7,800	4,454	(a)
Krung Thai Bank PCL	7,900	4,512

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Malayan Banking Bhd	10,100	$24,374
Mega Financial Holding Co., Ltd.	18,000	16,022
Metropolitan Bank & Trust Co.	8,170	11,338
Moneta Money Bank AS	10,778	36,960
Nedbank Group Ltd.	741	15,355
OTP Bank PLC	2,541	95,601
Powszechna Kasa Oszczednosci Bank Polski SA	2,736	31,218
Public Bank Bhd	6,800	40,248
Sberbank of Russia PJSC	23,578	81,089
Shinhan Financial Group Co., Ltd.	350	13,626
Siam Commercial Bank PCL	5,500	23,144	(a)
Siam Commercial Bank PCL	8,200	34,506
Standard Bank Group Ltd.	1,517	23,485
State Bank of India	3,758	16,082	*
Turkiye Garanti Bankasi AS	21,867	31,565
Turkiye Halk Bankasi AS	4,836	6,804
Turkiye Is Bankasi AS, Class C Shares	16,073	16,577
VTB Bank PJSC	11,265,567	8,675
Yes Bank Ltd.	2,100	11,266

Total Banks		1,842,173

Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,762	11,112	*
Moscow Exchange MICEX-RTS PJSC	4,473	7,374

Total Capital Markets		18,486

Diversified Financial Services - 1.1%
Ayala Corp.	2,210	41,574
FirstRand Ltd.	5,620	29,565
Fubon Financial Holdings Co., Ltd.	8,000	13,249
Grupo de Inversiones Suramericana SA	1,483	18,953
GT Capital Holdings Inc.	1,107	20,220
Haci Omer Sabanci Holding AS	6,532	11,259
Metro Pacific Investments Corp.	166,600	14,776
Remgro Ltd.	988	16,295

Total Diversified Financial Services		165,891

Insurance - 1.0%
Cathay Financial Holding Co., Ltd.	6,000	10,329
China Life Insurance Co., Ltd., Class H Shares	4,000	9,978
China Pacific Insurance Group Co., Ltd., Class H Shares	2,800	10,916
Discovery Ltd.	1,201	15,506
PICC Property & Casualty Co., Ltd., Class H Shares	9,000	10,148

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Ping An Insurance Group Co. of China Ltd., Class H Shares	4,000	$37,100
Powszechny Zaklad Ubezpieczen SA	2,262	25,995
Samsung Fire & Marine Insurance Co., Ltd.	50	12,202
Samsung Life Insurance Co., Ltd.	121	10,416
Sanlam Ltd.	3,176	18,413

Total Insurance		161,003

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., Ltd.	1,944	56,542

TOTAL FINANCIALS		2,244,095

HEALTH CARE - 6.4%
Biotechnology - 0.4%
3SBio Inc.	5,000	10,664
Celltrion Inc.	168	40,774	*
SillaJen Inc.	148	6,906	*

Total Biotechnology		58,344

Health Care Equipment & Supplies - 0.4%
Hartalega Holdings Bhd	16,400	24,812
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	16,000	12,230
Top Glove Corp. Bhd	8,700	21,702

Total Health Care Equipment & Supplies		58,744

Health Care Providers & Services - 2.0%
Bangkok Dusit Medical Services PCL	110,300	87,855
Bumrungrad Hospital PCL	10,200	55,645
Celltrion Healthcare Co., Ltd.	139	11,345	*
IHH Healthcare Bhd	28,200	40,999
Life Healthcare Group Holdings Ltd.	11,171	20,361
Netcare Ltd.	9,179	18,849
Odontoprev SA	6,800	24,114
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	6,500	17,225
Sinopharm Group Co., Ltd., Class H Shares	6,800	28,763

Total Health Care Providers & Services		305,156

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd., Class T Shares	20,000	20,487	*

Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp.	4,000	9,785	*
Samsung Biologics Co., Ltd.	44	14,671	*
Wuxi Biologics Cayman Inc.	2,500	25,417	*

Total Life Sciences Tools & Services		49,873

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.2%
Aspen Pharmacare Holdings Ltd.	3,628	$70,260
Aurobindo Pharma Ltd.	1,759	15,171
Cadila Healthcare Ltd.	1,424	7,920
China Medical System Holdings Ltd.	8,000	13,678
China Resources Pharmaceutical Group Ltd.	7,500	10,912
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	11,782
Cipla Ltd.	1,908	17,842
CSPC Pharmaceutical Group Ltd.	24,000	62,683
Dr. Reddy’s Laboratories Ltd.	949	29,442
Glenmark Pharmaceuticals Ltd.	1,438	12,197
Hypera SA	7,700	57,033	*
Lupin Ltd.	1,571	18,883
Piramal Enterprises Ltd.	458	17,895
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	2,500	11,928
Sihuan Pharmaceutical Holdings Group Ltd.	32,000	6,890
Sino Biopharmaceutical Ltd.	35,000	47,802
SSY Group Ltd.	10,000	9,555
Sun Pharmaceutical Industies Ltd.	6,444	53,413
Yuhan Corp.	41	8,173

Total Pharmaceuticals		483,459

TOTAL HEALTH CARE		976,063

INDUSTRIALS - 9.4%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,546	14,029
Embraer SA	3,552	18,227

Total Aerospace & Defense		32,256

Airlines - 1.2%
Air China Ltd., Class H Shares	10,000	9,198
AirAsia Group Bhd	15,300	13,399
Eva Airways Corp.	26,368	13,006
Latam Airlines Group SA	10,534	119,315
Turk Hava Yollari AO	7,903	27,726	*

Total Airlines		182,644

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	8,000	9,744

Construction & Engineering - 0.9%
China Communications Construction Co., Ltd., Class H Shares	16,000	17,673
China Railway Construction Corp. Ltd., Class H Shares	13,500	16,288
China Railway Group Ltd., Class H Shares	20,000	17,352
China State Construction International Holdings Ltd.	8,000	9,530

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
Gamuda Bhd	14,700	$13,995
IJM Corp. Bhd	26,900	12,970
Larsen & Toubro Ltd.	2,391	45,400

Total Construction & Engineering		133,208

Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	8,775	9,474
Havells India Ltd.	1,671	15,456
Shanghai Electric Group Co., Ltd., Class H Shares	40,000	13,403
Teco Electric and Machinery Co., Ltd.	12,000	8,761
Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	2,000	11,989

Total Electrical Equipment		59,083

Industrial Conglomerates - 3.3%
Aboitiz Equity Ventures Inc.	25,070	27,074
Alfa SAB de CV, Class A Shares	23,990	32,668
Alliance Global Group Inc.	56,700	12,727	*
Bidvest Group Ltd.	7,595	108,034
CITIC Ltd.	22,000	31,056
DMCI Holdings Inc.	45,200	10,044
Far Eastern New Century Corp.	23,000	24,492
Fosun International Ltd.	12,000	21,924
Grupo Carso SAB de CV, Series A1 Shares	2,558	10,651
HAP Seng Consolidated Bhd	5,200	12,536
JG Summit Holdings Inc.	42,370	44,680
KOC Holding AS	13,571	38,326
LG Corp.	189	12,739
Samsung C&T Corp.	117	12,917
Siemens Ltd.	567	8,174
Sime Darby Bhd	22,900	14,196
SK Holdings Co., Ltd.	58	13,662
SM Investments Corp.	3,345	59,839
Turkiye Sise ve Cam Fabrikalari AS	8,750	8,882

Total Industrial Conglomerates		504,621

Machinery - 0.6%
Airtac International Group	1,000	10,894	*
Ashok Leyland Ltd.	6,394	10,516
China Conch Venture Holdings Ltd.	5,000	18,824
CRRC Corp. Ltd., Class H Shares	12,000	10,518
Haitian International Holdings Ltd.	3,000	7,071
Hiwin Technologies Corp.	1,092	10,663

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Machinery - (continued)
WEG SA	4,651	$22,813
Weichai Power Co., Ltd., Class H Shares	8,000	9,754

Total Machinery		101,053

Marine - 0.1%
MISC Bhd	10,200	16,762

Professional Services - 0.1%
51Job Inc., ADR	133	12,205	*

Road & Rail - 0.4%
BTS Group Holdings PCL	69,400	19,712
Localiza Rent a Car SA	2,600	16,016	*
Rumo SA	5,500	21,717	*

Total Road & Rail		57,445

Transportation Infrastructure - 2.1%
Adani Ports & Special Economic Zone Ltd.	3,433	20,009
Airports of Thailand PCL	48,800	97,175
Bangkok Expressway & Metro PCL, Class P Shares	96,800	24,295
Beijing Capital International Airport Co., Ltd., Class H Shares	8,000	9,092
CCR SA	6,734	18,910
China Merchants Port Holdings Co., Ltd.	4,000	8,276
COSCO Shipping Ports Ltd.	16,000	15,023
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	3,176	30,043
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,674	29,900
International Container Terminal Services Inc.	6,270	10,508
Malaysia Airports Holdings Bhd	8,000	18,204
Promotora y Operadora de Infraestructura SAB de CV	1,616	16,693
TAV Havalimanlari Holding AS	1,922	11,324
Westports Holdings Bhd	9,800	8,920
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	8,485

Total Transportation Infrastructure		326,857

TOTAL INDUSTRIALS		1,435,878

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.2%
AAC Technologies Holdings Inc.	500	6,370
Hon Hai Precision Industry Co., Ltd.	6,300	17,245
Sunny Optical Technology Group Co., Ltd.	400	6,600

Total Electronic Equipment, Instruments & Components		30,215

Internet Software & Services - 1.7%
Alibaba Group Holding Ltd., ADR	500	93,615	*
Baidu Inc., ADR	100	24,718	*

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Internet Software & Services - (continued)
NetEase Inc., ADR	100	$25,800
Tencent Holdings Ltd.	2,600	117,660

Total Internet Software & Services		261,793

IT Services - 1.2%
Cielo SA	17,488	67,421
HCL Technologies Ltd.	1,037	14,592
Infosys Ltd.	2,519	50,137
Tata Consultancy Services Ltd.	1,218	34,455
Tech Mahindra Ltd.	849	8,427

Total IT Services		175,032

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc.	134	10,337
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	40,178

Total Semiconductors & Semiconductor Equipment		50,515

Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co., Ltd.	750	31,008

TOTAL INFORMATION TECHNOLOGY		548,563

MATERIALS - 11.1%
Chemicals - 2.4%
Asian Paints Ltd.	1,030	21,797
Formosa Chemicals & Fibre Corp.	3,000	11,808
Formosa Plastics Corp.	5,000	18,374
Grupa Azoty SA	872	9,940
Indorama Ventures PCL	11,300	20,209
LG Chem Ltd.	92	30,841
Lotte Chemical Corp.	44	14,140
Mexichem SAB de CV	4,026	14,088
Nan Ya Plastics Corp.	6,000	16,640
Petkim Petrokimya Holding AS	16,119	14,530
Petronas Chemicals Group Bhd	34,900	76,669
PTT Global Chemical PCL	14,800	36,366	(a)
Sasol Ltd.	1,207	47,501
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	46,000	27,603
UPL Ltd.	1,123	10,545

Total Chemicals		371,051

Construction Materials - 2.6%
Anhui Conch Cement Co., Ltd., Class H Shares	12,500	80,026
BBMG Corp., Class H Shares	31,000	12,204
Cemex SAB de CV	61,138	45,662	*
China National Building Material Co., Ltd., Class H Shares	40,000	43,368

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Construction Materials - (continued)
China Resources Cement Holdings	20,000	$22,780
Grasim Industries Ltd.	611	9,133
Indocement Tunggal Prakarsa Tbk PT	65,600	64,258
Semen Indonesia Persero Tbk PT	106,200	55,972
Shree Cement Ltd.	57	14,143
Siam Cement PCL, Registered Shares	2,500	33,814
UltraTech Cement Ltd.	175	10,701

Total Construction Materials		392,061

Metals & Mining - 4.6%
Alrosa PJSC	10,074	15,687
Aluminum Corp. of China Ltd., Class H Shares	48,000	21,832	*
Angang Steel Co., Ltd., Class H Shares	14,000	14,840
China Molybdenum Co., Ltd., Class H Shares	42,000	21,404
China Zhongwang Holdings Ltd.	28,400	13,894
Cia de Minas Buenaventura SAA, ADR	2,070	28,442
Eregli Demir ve Celik Fabrikalari TAS	37,938	85,034
Grupo Mexico SAB de CV, Series B Shares	13,957	43,935
Hindalco Industries Ltd.	3,785	11,777
Hyundai Steel Co.	239	11,473
Jastrzebska Spolka Weglowa SA, Class S Shares	866	18,696	*
Jiangxi Copper Co., Ltd., Class H Shares	19,000	23,965
JSW Steel Ltd.	2,361	11,374
KGHM Polska Miedz SA	2,333	61,601
Korea Zinc Co., Ltd.	26	9,587
MMC Norilsk Nickel PJSC	228	39,714
MMG Ltd.	24,000	14,646	*
Novolipetsk Steel PJSC	3,350	8,708
POSCO	136	40,181
Press Metal Aluminium Holdings Bhd	20,900	24,576
Severstal PJSC	653	10,665
Southern Copper Corp.	973	48,027
Tata Steel Ltd.	1,783	14,637
Vale SA	4,441	65,018	*
Vedanta Ltd.	4,984	16,147
Zijin Mining Group Co., Ltd., Class H Shares	54,000	19,952

Total Metals & Mining		695,812

Paper & Forest Products - 1.5%
Empresas CMPC SA	15,838	64,182
Indah Kiat Pulp & Paper Corp. Tbk PT	96,900	129,021
Lee & Man Paper Manufacturing Ltd.	13,000	12,637

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Paper & Forest Products - (continued)
Mondi Ltd.	355	$9,735
Nine Dragons Paper Holdings Ltd.	14,000	17,301

Total Paper & Forest Products		232,876

TOTAL MATERIALS		1,691,800

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Fortress REIT Ltd., Class A Shares	9,262	10,909
Growthpoint Properties Ltd.	18,507	36,754
Hyprop Investments Ltd.	2,272	17,719
Redefine Properties Ltd.	31,161	25,156

Total Equity Real Estate Investment Trusts (REITs)		90,538

Real Estate Management & Development - 3.5%
Agile Group Holdings Ltd.	6,000	9,219
Ayala Land Inc.	77,300	59,461
BR Malls Participacoes SA	18,700	49,474	*
China Evergrande Group	9,000	24,825	*
China Jinmao Holdings Group Ltd.	30,000	14,409
China Overseas Land & Investment Ltd.	14,000	43,967
China Resource Land Ltd.	8,000	29,252
China Vanke Co., Ltd., Class H Shares	4,700	15,000
CIFI Holdings Group Co., Ltd.	10,000	6,498
Country Garden Holdings Co., Ltd.	23,000	35,632
Fullshare Holdings Ltd.	32,500	14,327	*
Guangzhou R&F Properties Co., Ltd., Class H Shares	4,000	7,186
Longfor Properties Co., Ltd.	7,000	19,665
Megaworld Corp.	135,000	11,795
Multiplan Empreendimentos Imobiliarios SA	7,500	39,985	*
NEPI Rockcastle PLC	2,270	21,032
Robinsons Land Corp.	21,500	7,927
Shimao Property Holdings Ltd.	3,500	9,922
Sino-Ocean Group Holding Ltd.	16,500	9,313
SM Prime Holdings Inc.	105,700	75,137
Sunac China Holdings Ltd.	8,000	25,990

Total Real Estate Management & Development		530,016

TOTAL REAL ESTATE		620,554

TELECOMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 3.0%
Bharti Infratel Ltd.	4,427	18,502
China Telecom Corp. Ltd., Class H Shares	40,000	18,907
China Unicom Hong Kong Ltd.	22,000	27,104

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
Chunghwa Telecom Ltd.	15,000	$51,937
KT Corp.	402	10,242
KT Corp., ADR	1,028	14,084
Telekom Malaysia Bhd	18,200	17,775
Telekomunikasi Indonesia Persero Tbk PT	983,000	243,364
Tower Bersama Infrastructure Tbk PT	30,700	11,177
True Corp. PCL	136,500	25,642
True Corp. PCL	54,648	10,266	(a)

Total Diversified Telecommunication Services		449,000

Wireless Telecommunication Services - 7.3%
Advanced Info Service PCL	15,700	95,323
Advanced Info Service PCL, Registered Shares	3,300	20,036	(a)
America Movil SAB de CV, Series L Shares	120,878	103,446
Axiata Group Bhd	24,000	25,919
Bharti Airtel Ltd.	17,791	101,320
China Mobile Ltd.	28,500	257,076
DiGi.Com Bhd	28,700	32,124
Far EasTone Telecommunications Co., Ltd.	10,000	23,715
Idea Cellular Ltd.	18,113	14,485	*
Maxis Bhd	20,400	29,057
Mobile TeleSystems PJSC, ADR	9,700	85,069
MTN Group Ltd.	5,808	50,504
SK Telecom Co., Ltd.	417	93,379
Taiwan Mobile Co., Ltd.	7,000	24,123
TIM Participacoes SA	6,859	22,624
Turkcell Iletisim Hizmetleri AS	43,949	115,460
Vodacom Group Ltd.	2,238	23,838

Total Wireless Telecommunication Services		1,117,498

TOTAL TELECOMMUNICATION SERVICES		1,566,498

UTILITIES - 5.9%
Electric Utilities - 2.6%
CEZ AS	2,520	66,138
Enel Americas SA	282,048	49,825
Enel Chile SA	264,913	28,072
Equatorial Energia SA	1,500	24,259
Korea Electric Power Corp.	2,829	84,214
Power Grid Corp. of India Ltd.	16,530	43,936
Tata Power Co., Ltd.	16,559	17,999
Tenaga Nasional Bhd	19,200	74,060

Total Electric Utilities		388,503

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Gas Utilities - 1.5%
Beijing Enterprises Holdings Ltd.		2,000	$9,721
China Gas Holdings Ltd.		11,600	46,997
China Resources Gas Group Ltd.		8,000	37,915
ENN Energy Holdings Ltd.		5,000	50,866
GAIL India Ltd.		8,629	47,199
Korea Gas Corp.		342	17,824	*
Petronas Gas Bhd		4,100	18,901

Total Gas Utilities			229,423

Independent Power and Renewable Electricity Producers - 1.2%
CGN Power Co., Ltd., Class H Shares		86,000	22,790
China Longyuan Power Group Corp. Ltd., Class H Shares		24,000	22,352
China Resources Power Holdings Co., Ltd.		12,000	23,147
Colbun SA		89,929	20,023
Engie Brasil Energia SA		1,386	13,822
Huaneng Power International Inc., Class H Shares		32,000	24,013
Huaneng Renewables Corp., Ltd., Class H Shares		32,000	11,904
NTPC Ltd.		22,987	51,899

Total Independent Power and Renewable Electricity Producers			189,950

Water Utilities - 0.6%
Aguas Andinas SA, Class A Shares		16,291	9,503
Beijing Enterprises Water Group Ltd.		42,000	22,902	*
Cia de Saneamento Basico do Estado de Sao Paulo		2,568	17,201	*
Guangdong Investment Ltd.		20,000	34,450
Total Water Utilities			84,056

TOTAL UTILITIES			891,932

TOTAL COMMON STOCKS (Cost - $13,376,281)			14,744,323

	RATE
PREFERRED STOCKS - 1.9%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	—	2,503	12,057	*

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	—	5,923	24,240

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA	—	7,723	40,557	*

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA	—	2,269	$18,390	*
Bancolombia SA	—	2,728	31,390
Itau Unibanco Holding SA	—	1,790	21,509
Itausa - Investimentos Itau SA	—	5,915	16,421

TOTAL FINANCIALS			87,710

MATERIALS - 0.4%
Chemicals - 0.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares	—	1,210	58,253

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Brasil SA	—	4,139	45,467

UTILITIES - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	—	7,500	16,326

TOTAL PREFERRED STOCKS (Cost - $233,789)			284,610

INVESTMENTS IN UNDERLYING FUNDS - 0.7%
Vanguard FTSE Emerging Markets ETF (Cost - $100,629)		2,250	98,730

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Hiwin Technologies Corp. (Cost - $0)	9/5/18	36	58	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,710,699)			15,127,721

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $22,563)	1.790%	22,563	22,563

TOTAL INVESTMENTS - 99.5% (Cost - $13,733,262)			15,150,284
Other Assets in Excess of Liabilities - 0.5%			75,173

TOTAL NET ASSETS - 100.0%			$15,225,457

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

ETF	— Exchange-Traded Fund

GDR	— Global Depositary Receipts

PJSC	— Private Joint Stock Company

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to

Notes to Schedule of Investments (unaudited) (continued)

December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,469,583	$163,599	—		$1,633,182
Consumer Staples	1,701,229	32,854	$0	*	1,734,083
Energy	1,333,127	68,548	—		1,401,675
Financials	2,216,497	27,598	—		2,244,095
Materials	1,655,434	36,366	—		1,691,800
Telecommunication Services	1,536,196	30,302	—		1,566,498
Other Common Stocks	4,472,990	—	—		4,472,990
Preferred Stocks	284,610	—	—		284,610
Investments in Underlying Funds	98,730	—	—		98,730
Rights	—	58	—		58

Total Long-Term Investments	14,768,396	359,325	0	*	15,127,721

Short-Term Investments†	22,563	—	—		22,563

Total Investments	$14,790,959	$359,325	$0	*	$15,150,284

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $5,018 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018